ACQUISITIONS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination

Cash used in investing activities was determined as follows:

Cash consideration	$267,649
Less: cash acquired	(6,100)
$261,549

The allocation of the purchase price at fair value is as follows:

Purchase price allocation
Cash	$6,100
Other current assets	47,474
Property, plant and equipment	15,649
Right-of-use assets	4,687
Intangible assets with a definite life
Technology	43,542
Customer relationships	56,139
Other	1,284
Intangible assets with an indefinite life
Brands	26,700
Current liabilities	(21,648)
Other long-term liabilities	(5,346)
Deferred tax liability	(9,271)
Net identifiable assets	$165,310
Residual purchase price allocated to goodwill	102,339
Purchase consideration	$267,649

Cash used in investing activities for the three acquisitions was determined as follows:

Cash consideration	$23,363
Less: cash acquired	(8,323)
$15,040

The allocation of the purchase price at fair value for the three acquisitions is as follows:

Purchase price allocation
Cash	$8,323
Other current assets	4,928
Property, plant and equipment	2,064
Right-of-use assets	423
Intangible assets with a definite life
Technology	4,449
Brands	2,053
Customer relationships	1,027
Other	1,429
Current liabilities	(7,243)
Other long-term liabilities	(679)
Deferred tax liability	(1,378)
Net identifiable assets	$15,396
Residual purchase price allocated to goodwill	7,967
Purchase consideration	$23,363

Cash used in investing activities for the three prior year acquisitions was determined as follows:

Cash consideration	$58,639
Less: cash acquired	(7,012)
$51,627

The allocation of the purchase price at fair value for the three acquisitions was as follows:

Purchase price allocation
Cash	$7,012
Other current assets	14,475
Property, plant and equipment	428
Right-of-use assets	4,005
Intangible assets with a definite life
Technology	20,643
Brands	9,527
Customer relationships	4,763
Other	7,307
Current liabilities	(11,854)
Other long-term liabilities	(5,073)
Deferred tax liability	(7,041)
Net identifiable assets	$44,192
Residual purchase price allocated to goodwill	25,653
Purchase consideration	$69,845